6. Concentrations of Risk	6 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations of Risk

During the six months ended June 30, 2012, approximately 86% of the Company's antimony revenues were generated by sales to three customers. Loss of any of the Company’s key customers could adversely affect its business.